Cover	9 Months Ended
Sep. 30, 2022
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	PONO CAPITAL CORP.
Entity Central Index Key	0001855631
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false